Equity - Summary of the Warrants (Details) - $ / shares	Mar. 31, 2022		Dec. 31, 2021
Stockholders Equity Details [Line Items]
Number of shares	29,404,809		42,686,195
Dragasac Warrant
Stockholders Equity Details [Line Items]
Number of shares	6,529,818		6,529,818
Exercise price	$ 6.77	[1]	$ 6.77	[2]
Expiration date	Mar. 16, 2025		Mar. 16, 2025
March 2020 Series B Warrants
Stockholders Equity Details [Line Items]
Number of shares			13,281,386
Exercise price			$ 7.53
Expiration date			Mar. 16, 2025
Public Warrants
Stockholders Equity Details [Line Items]
Number of shares	14,374,992		14,374,992
Exercise price	$ 11.5		$ 11.5
Expiration date	Jul. 16, 2026		Jul. 16, 2026
Sponsor Warrants
Stockholders Equity Details [Line Items]
Number of shares	8,499,999		8,499,999
Exercise price	$ 11.5		$ 11.5
Expiration date	Jul. 16, 2026		Jul. 16, 2026

[1]	The exercise price is the lessor of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.
[2]	The exercise price is the lesser of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.